Related party transactions (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014
Related Party Transactions 1		$ 6,263
Related Party Transactions 2		522
Related Party Transactions 3		325,367
Related Party Transactions 4		15,625
Related Party Transactions 5		67,500
Related Party Transactions 6		33
Related Party Transactions 7		8,260
Related Party Transactions 8		6,785
Related Party Transactions 9		522
Related Party Transactions 10		261,367
Related Party Transactions 11		15,625
Related Party Transactions 12		49,500
Related Party Transactions 13		8,254
Related Party Transactions 1	522
Related Party Transactions 2	4,698
Related Party Transactions 3	373,367
Related Party Transactions 4	$ 15,625